Borrowings - Committed credit facilities (Details) £ in Millions, $ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 10,127		£ 9,456
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	0		£ 0
Credit facility maturing September 2027
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities	£ 900
Credit facility maturing September 2025
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities | $		$ 1,300